Document and Entity Information	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	DWS STRATEGIC MUNICIPAL INCOME TRUST
Entity Incorporation State Country Code	MA
Entity File Number	811-05767
Entity Tax Identification Number	36-3629052
Entity Address Address Line 1	875 Third Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	454-4500
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000846596